Geographic Areas	12 Months Ended
Dec. 31, 2016
Geographic Areas Disclosure
Geographic Areas

NOTE 17.  Geographic Areas

Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made.

							Property, Plant and
	Net Sales			Operating Income			Equipment - net
(Millions)	2016	2015	2014	2016	2015	2014	2016	2015
United States	$12,188	$12,049	$11,714	$2,948	$2,647	$2,540	$4,914	$4,838
Asia Pacific	8,847	9,041	9,418	2,560	2,580	2,487	1,573	1,647
Europe, Middle East and Africa	6,163	6,228	7,198	1,046	1,017	1,234	1,512	1,531
Latin America and Canada	2,901	2,982	3,504	705	706	867	517	499
Other Unallocated	10	(26)	(13)	(36)	(4)	7	—	—
Total Company	$30,109	$30,274	$31,821	$7,223	$6,946	$7,135	$8,516	$8,515

Asia Pacific included China/Hong Kong net sales to customers of $2.799 billion in 2016, which approached 10 percent of consolidated worldwide sales. China/Hong Kong net property, plant and equipment (PP&E) was $520 million at December 31, 2016.